Note 21 - Financial Information of Colony Bankcorp, Inc. (Parent Only) (Tables)	12 Months Ended
Dec. 31, 2015
Condensed Financial Information of Parent Company Only Disclosure [Abstract]
Condensed Balance Sheet [Table Text Block]
ASSETS

	2015	2014

Cash	$4,100,860	$5,750,652
Premises and Equipment, Net	1,134,524	1,199,639
Investment in Subsidiary, at Equity	114,677,455	115,066,948
Other	170,801	1,708,380

Total Assets	$120,083,640	$123,725,619

LIABILITIES AND STOCKHOLDERS’ EQUITY

Liabilities
Dividends Payable	$202,736	$315,000
Other	195,282	154,307

	398,018	469,307

Subordinated Debt	24,229,000	24,229,000

Stockholders’ Equity
Preferred Stock, Stated Value $1,000; Authorized 10,000,000 Shares, Issued 18,021 and 28,000 Shares as of December 31, 2015 and 2014	18,021,000	28,000,000

Common Stock, Par Value $1; Authorized 20,000,000 Shares, Issued 8,439,258 Shares as of December 31, 2015 and 2014	8,439,258	8,439,258
Paid-In Capital	29,145,094	29,145,094
Retained Earnings	44,285,621	38,287,934
Accumulated Other Comprehensive Loss, Net of Tax	(4,434,351)	(4,844,974)

	95,456,622	99,027,312

Total Liabilities and Stockholders’ Equity	$120,083,640	$123,725,619

Condensed Income Statement [Table Text Block]
	2015	2014	2013

Income
Dividends from Subsidiary	$10,015,147	$12,015,572	$1,515,549
Management Fees	581,334	581,334	581,334
Other	112,876	100,269	96,953

	$10,709,357	$12,697,175	2,193,836

Expenses
Interest	503,286	517,381	516,641
Amortization	-	938	2,250
Salaries and Employee Benefits	811,150	782,152	748,149
Other	666,872	538,847	543,139

	1,981,308	1,839,318	1,810,179

Income Before Taxes and Equity in Undistributed Earnings of Subsidiary	8,728,049	10,857,857	383,657

Income Tax Benefits	444,764	396,738	406,518

Income Before Equity in Undistributed Earnings of Subsidiary	9,172,813	11,254,595	790,175

Dividends Received in Excess of Earnings of Subsidiary	(800,116)	(3,722,970)	-

Equity in Undistributed Earnings of Subsidiary	-	-	3,838,870

Net Income	8,372,697	7,531,625	4,629,045
Preferred Stock Dividends	2,375,010	2,688,604	1,508,761

Net Income Available to Common Stockholders	$5,997,687	$4,843,021	$3,120,284

Condensed Statement of Comprehensive Income [Table Text Block]
	2015	2014	2013

Net Income	$8,372,697	$7,531,625	$4,629,045

Other Comprehensive Income (Loss)

Gains (Losses) on Securities Arising During the Year	610,689	6,432,906	(13,886,854)
Tax Effect	(207,634)	(2,187,189)	4,721,531

Realized Gains (Losses) on Sale of AFS Securities	11,466	(23,735)	(2,819)
Tax Effect	(3,898)	8,070	959

Impairment Loss on Securities	-	-	366,623
Tax Effect	-	-	(124,652)

Change in Unrealized Gains (Losses) on Securities Available for Sale, Net of Reclassification Adjustment and Tax Effects	410,623	4,230,052	(8,925,212)

Comprehensive Income (Loss)	$8,783,320	$11,761,677	$(4,296,167)

Condensed Cash Flow Statement [Table Text Block]
	2015	2014	2013

Cash Flows from Operating Activities
Net Income	$8,372,697	$7,531,625	$4,629,045
Adjustments to Reconcile Net Income to Net Cash Provided by Operating Activities
Depreciation and Amortization	73,999	75,347	80,711
Equity in Undistributed Earnings of Subsidiary	800,116	3,722,970	(3,838,870)
Change in Interest Payable	23,072	(1,069,695)	516,641
Other	1,555,482	(437,115)	(390,962)

	10,825,366	9,823,132	996,565

Cash Flows from Investing Activities
Purchases of Premises and Equipment	(8,884)	(2,020)	(68,708)

Cash Flows from Financing Activities
Dividends Paid on Preferred Stock	(2,487,274)	(5,492,749)	-
Redemption of Preferred Stock	(9,979,000)	-	-

	(12,466,274)	(5,492,749)	-

Increase (Decrease) in Cash	(1,649,792)	4,328,363	927,857

Cash and Cash Equivalents, Beginning	5,750,652	1,422,289	494,432

Cash and Cash Equivalents, Ending	$4,100,860	$5,750,652	$1,422,289